Symetra Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA  91741

March 29, 2012

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Symetra Mutual Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is Pre-Effective Amendment No. 1 to the registration statement for the Trust, a registered investment company administered by U.S. Bancorp Fund Services, LLC, for the purpose of (1) reflecting changes in response to SEC written comments dated March 9, 2012 (addressed in a separate correspondence) and (2) filing all outstanding exhibits.

The Trust hereby amends the registration statement on such date or dates as may be necessary to delay its effective date until the Trust shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures